Summary of Significant Accounting Policies - Summary of Measurement Principles Applied to Financial Instruments (Detail) - Market Data [Member]	12 Months Ended
Dec. 31, 2017
Available-for-Sale Financial Assets (Quoted Equity Securities) [Member] | Fair value [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Valuation model	Quoted market price
Exchange rate	N/A
Interest rate	N/A
Available-for-Sale Financial Assets (Quoted Debt Securities) [Member] | Fair value [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Valuation model	Quoted market price
Exchange rate	N/A
Interest rate	N/A
Available-for-Sale Financial Assets (Contingent Consideration Receivable) [Member] | Fair value [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Valuation model	Under IAS 39, contingent consideration receivable on a divestment is a financial asset. The fair value of such assets is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note D.7.
Long-term Loans and Advances and Other Non-current Receivables [Member] | Amortized Cost [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Valuation model	The amortized cost of long-term loans and advances and other non-current receivables at the end of the reporting period is not materially different from their fair value.
Financial Assets Recognized Under the Fair Value Option [Member] | Fair value [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Valuation model	Market value (net asset value)
Exchange rate	N/A
Interest rate	N/A
Forward Currency Contracts [Member] | Fair value [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Valuation model	Present value of future cash flows
Exchange rate	Mid Market Spot
Interest rate	< 1 year: Mid Money Market > 1 year: Mid Zero Coupon
Interest Rate Swaps [Member] | Fair value [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Valuation model	Present value of future cash flows
Exchange rate	Mid Market Spot
Interest rate	< 1 year: Mid Money Market > 1 year: Mid Zero Coupon
Cross-Currency Swaps [Member] | Fair value [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Valuation model	Present value of future cash flows
Exchange rate	Mid Market Spot
Interest rate	< 1 year: Mid Money Market > 1 year: Mid Zero Coupon
Investments in Mutual Funds [Member] | Fair value [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Valuation model	Market value (net asset value)
Exchange rate	N/A
Interest rate	N/A
Negotiable Debt Instruments, Commercial Paper, Instant Access Deposits and Term Deposits [Member] | Amortized Cost [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Valuation model	Because these instruments have a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as disclosed in the notes to the consolidated financial statements.
Debt Securities [Member] | Amortized Cost [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Valuation model	In the case of debt with a maturity of less than 3 months, amortized cost is regarded as an acceptable approximation of fair value as reported in the notes to the consolidated financial statements. For debt with a maturity of more than 3 months, fair value as reported in the notes to the consolidated financial statements is determined either by reference to quoted market prices at the end of the reporting period (quoted instruments) or by discounting the future cash flows based on observable market data at the end of the reporting period (unquoted instruments).
Liabilities Related to Business Combinations and to Non-Controlling Interests (CVRs) [Member] | Fair value [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Valuation model	Quoted market price
Exchange rate	N/A
Interest rate	N/A
Liabilities Related to Business Combinations and to Non-Controlling Interests (Other Than CVRs) [Member] | Fair value [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [Line Items]
Valuation model	Under IAS 32, contingent consideration payable in a business combination is a financial liability. The fair value of such liabilities is determined by adjusting the contingent consideration at the end of the reporting period using the method described in Note D.18